SCHEDULE OF STOCK-BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 1,561	$ 1,635
Cost of Services [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	720	726
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 841	$ 909